Label	Element	Value
Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000768847_SupplementTextBlock

Van Eck Funds

Supplement dated October 23, 2013 (“Supplement”)
to the Prospectus for the Emerging Markets Fund

dated May 1, 2013, as revised on May 22, 2013

This Supplement updates certain information contained in the above-dated Prospectus for Van Eck Funds (the “Trust”) regarding the Emerging Markets Fund (“Fund”), a series of the Trust. You may obtain copies of the Trust’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective October 18, 2013, Van Eck Associates Corporation, the investment adviser to the Fund, has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the total annual operating expenses of the Fund’s Class I shares (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.00% of the Fund’s average daily net assets per year until at least May 1, 2015.

The “Annual Fund Operating Expenses” table and accompanying footnote, as well as the “Expense Example” table that appear on page 1 of the Prospectus in the section titled “Fund Fees and Expenses”, are deleted and replaced with the following:

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	0.67%	0.86%	1.56%	0.76%
Total Annual Fund Operating Expenses	1.67%	2.61%	2.31%	1.51%
Fees/Expenses Waived or Reimbursed[1]	0.00%	(0.11)%	(1.31)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.67%	2.50%	1.00%	1.51%

[1]Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.95% for Class A, 2.50% for Class C, 1.00% for Class I, and 1.70% for Class Y of the Fund’s average daily net assets per year until May 1, 2015. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years

Class A	Sold or Held	$735	$1,071	$1,430	$2,438
Class C	Sold	$353	$801	$1,375	$2,936
	Held	$253	$801	$1,375	$2,936
Class I	Sold or Held	$102	$595	$1,116	$2,544
Class Y	Sold or Held	$154	$477	$824	$1,802

In addition, the fourth paragraph under the section titled “Information About Fund Management” on page 31 of the Prospectus is hereby deleted and replaced with the following:

The Adviser has agreed to waive fees and/or pay expenses for Emerging Markets Fund to the extent necessary to prevent the operating expenses of Emerging Markets Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.95% for Class A, 2.50% for Class C, 1.00% for Class I, and 1.70% for Class Y of Emerging Markets Fund’s average daily net assets per year until May 1, 2015. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Fund